Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected income tax benefit at the federal statutory rate					$ (11,727)
State taxes, net of federal benefit					(3,649)
Research and development credit, net					(1,393)
Other					175
Change in valuation allowance					16,594
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0	$ 0
Reconciliation of federal statutory income tax rate to the Company's effective income tax rate
Expected income tax benefit at the federal statutory rate (as a percent)					21.00%	21.00%
State taxes, net of federal benefit (as a percent)					6.50%	6.60%
Research and development credit, net (as a percent)					2.50%
Research and development credit, net (as a percent)						4.00%
Non-deductible items (as a percent)						(0.60%)
Other (as a percent)					(0.30%)	(1.60%)
Change in valuation allowance (as a percent)					(29.70%)	(29.40%)
Total (as a percent)					0.00%	0.00%
Tax Jurisdiction of Domicile [Extensible Enumeration]					country:US	country:US